Non-controlling interests - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Dividends declared and paid	$ 11,680	$ 8,437	$ 7,573
2degrees
Noncontrolling Interest [Line Items]
Dividends declared and paid	6,600	0	0
Nueva Tel
Noncontrolling Interest [Line Items]
Dividends declared and paid	$ 5,100	$ 7,700	$ 6,800